Subsidiaries (Details)	Dec. 31, 2024	Dec. 31, 2023
Nano Dimension Technologies Ltd.
Subsidiaries
Percentage of holding	100.00%	100.00%
Nano Dimension USA Inc.
Subsidiaries
Percentage of holding	100.00%	100.00%
Nano Dimension (HK) Limited
Subsidiaries
Percentage of holding	100.00%	100.00%
Nano Dimension GmbH
Subsidiaries
Percentage of holding	100.00%	100.00%
J.A.M.E.S GmbH
Subsidiaries
Percentage of holding	50.00%	50.00%
Essemtec AG
Subsidiaries
Percentage of holding	100.00%	100.00%
Nano Dimension Swiss GmbH
Subsidiaries
Percentage of holding	100.00%	100.00%
Global Inkjet Systems Ltd.
Subsidiaries
Percentage of holding	100.00%	100.00%
Formatec Holding B.V.
Subsidiaries
Percentage of holding	100.00%	100.00%